Expenses by nature	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Expenses by nature
Expenses by nature

The Group presents the statement of income under the function of expense method. Under this method, expenses are classified according to their function as part of the line items “cost of goods sold and direct agricultural selling expenses”, “general and administrative expenses” and “selling expenses”.

The following table provides the additional disclosure required on the nature of expenses and their relationship to the function within the Group:

Expenses by nature for the year ended December 31, 2017:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	—	7,115	—	229	50,243	57,587	33,969	6,724	98,280
Raw materials and consumables	695	3,579	—	—	9,343	13,617	—	—	13,617
Depreciation and amortization	—	836	—	8	119,427	120,271	6,162	778	127,211
Fuel, lubricants and others	—	109	—	—	25,272	25,381	454	242	26,077
Maintenance and repairs	—	1,750	—	—	17,005	18,755	1,189	469	20,413
Freights	—	6,074	—	—	572	6,646	—	33,682	40,328
Export taxes / selling taxes	—	—	—	—	—	—	—	36,808	36,808
Export expenses	—	—	—	—	—	—	—	3,511	3,511
Contractors and services	1,054	—	—	—	6,191	7,245	—	—	7,245
Energy transmission	—	—	—	—	—	—	—	3,312	3,312
Energy power	—	1,342	—	—	1,525	2,867	190	53	3,110
Professional fees	—	51	—	—	352	403	7,519	1,633	9,555
Other taxes	—	93	—	—	1,978	2,071	845	5	2,921
Contingencies	—	—	—	—	—	—	2,174	—	2,174
Lease expense and similar arrangements	—	269	—	—	—	269	1,334	56	1,659
Third parties raw materials	—	6,808	—	—	34,161	40,969	—	—	40,969
Others	6	955	—	—	4,261	5,222	3,463	8,126	16,811
Subtotal	1,755	28,981	—	237	270,330	301,303	57,299	95,399	454,001
Own agricultural produce consumed	3,810	39,988	—	—	108,534	152,332	—	—	152,332
Total	5,565	68,969	—	237	378,864	453,635	57,299	95,399	606,333

Expenses by nature for the year ended December 31, 2016:

	Cost of production of manufactured products (Note 5)						General and Administrative Expenses	Selling Expenses	Total
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total
Salaries, social security expenses and employee benefits	—	5,590	—	206	54,225	60,021	30,935	5,358	96,314
Raw materials and consumables	468	3,927	—	—	7,025	11,420	—	—	11,420
Depreciation and amortization	—	856	—	—	102,620	103,476	5,006	695	109,177
Fuel, lubricants and others	—	86	—	—	26,307	26,393	450	368	27,211
Maintenance and repairs	—	1,408	—	—	21,641	23,049	931	390	24,370
Freights	—	4,901	14	—	330	5,245	—	29,976	35,221
Export taxes / selling taxes	—	—	—	—	—	—	—	29,375	29,375
Export expenses	—	—	—	—	—	—	—	3,649	3,649
Contractors and services	10	—	39	—	4,374	4,423	—	—	4,423
Energy transmission	—	—	—	—	—	—	—	2,890	2,890
Energy power	—	913	—	—	1,007	1,920	795	211	2,926
Professional fees	—	90	—	—	387	477	5,495	1,105	7,077
Other taxes	—	58	—	—	2,012	2,070	653	8	2,731
Contingencies	—	—	—	—	—	—	1,835	—	1,835
Lease expense and similar arrangements	—	145	—	—	—	145	1,185	51	1,381
Third parties raw materials	—	3,001	—	—	26,552	29,553	—	—	29,553
Tax recoveries	—	—	—	—	(11,527)	(11,527)	—	—	(11,527)
Others	—	1,344	—	—	4,428	5,772	3,465	6,597	15,834
Subtotal	478	22,319	53	206	239,381	262,437	50,750	80,673	393,860
Own agricultural produce consumed	—	38,935	318	—	137,410	176,663	—	—	176,663
Total	478	61,254	371	206	376,791	439,100	50,750	80,673	570,523

Expenses by nature for the year ended December 31, 2015:

	Cost of production of manufactured products (Note 5)
	Crops	Rice	Dairy	All other segments	Sugar, Ethanol and Energy	Total	General and Administrative Expenses	Selling Expenses	Total
Salaries, social security expenses and employee benefits	—	5,952	—	551	49,454	55,957	28,354	5,053	89,364
Raw materials and consumables	56	3,760	86	—	7,143	11,045	—	—	11,045
Depreciation and amortization	—	1,305	—	—	82,711	84,016	5,762	765	90,543
Fertilizers, agrochemicals and seeds	—	—	—	52	—	52	—	—	52
Fuel, lubricants and others	—	102	—	—	20,034	20,136	468	66	20,670
Maintenance and repairs	—	1,167	—	—	13,934	15,101	937	356	16,394
Freights	9	4,303	38	—	—	4,350	16	20,930	25,296
Export taxes / selling taxes	—	—	—	—	—	—	—	29,110	29,110
Export expenses	—	—	—	—	—	—	—	3,223	3,223
Contractors and services	—	—	82	—	3,297	3,379	—	—	3,379
Energy transmission	—	—	—	—	—	—	—	2,386	2,386
Energy power	—	622	—	—	1,039	1,661	793	27	2,481
Professional fees	—	84	—	—	349	433	6,008	1,257	7,698
Other taxes	—	85	—	—	1,260	1,345	716	—	2,061
Contingencies	—	—	—	—	—	—	1,482	—	1,482
Lease expense and similar arrangements	—	77	—	—	216	293	1,107	43	1,443
Third parties raw materials	—	9,506	—	—	24,182	33,688	—	—	33,688
Tax recoveries	—	—	—	—	(14,395)	(14,395)	—	—	(14,395)
Others	2	691	—	—	5,087	5,780	2,782	7,052	15,614
Subtotal	67	27,654	206	603	194,311	222,841	48,425	70,268	341,534
Own agricultural produce consumed	—	32,791	418	—	78,816	112,025	—	—	112,025
Total	67	60,445	624	603	273,127	334,866	48,425	70,268	453,559